Debt - Additional Information (Detail)			1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 08, 2021 USD ($)	Oct. 22, 2020 USD ($) day	Dec. 31, 2020 USD ($)	May 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) day	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Jan. 03, 2020 USD ($)	Nov. 22, 2010 USD ($) day
Number of days audited financials are to be delivered to lender | day		210									210
Loss on extinguishment of debt	$ 10,000,000						$ 0	$ 0	$ 0	$ 10,018,000	$ 10,018,000	$ 0	$ 3,040,000
Debt, non-current							$ 14,695,000		14,695,000		15,430,000
Repayments of other debt obligations									$ 735,000	$ 0	$ 0	1,714,000	44,750,000
Principal And Interest
Repayments of other debt obligations	276,800,000
Interest
Repayments of other debt obligations	26,800,000
London Interbank Offered Rate (LIBOR)
Variable interest rate									9.05%		9.05%
Line of Credit
Debt, non-current			$ 250,000,000								$ 0	250,000,000			$ 250,000,000
Line of Credit | Equipment Loan Agreement
Line of credit facility maximum borrowing capacity						$ 60,000,000
Portion of borrowing capacity subject to further approval by lender						$ 20,000,000
Proceeds from line of credit														$ 40,000,000
Maturity dates						48 months
End of term balloon payment						$ 5,600,000
Facility fees						$ 300,000
Interest expense recorded													$ 4,800,000
Loss on extinguishment of debt					$ 3,000,000
Term loan | Mississippi
Debt Instrument face amount																$ 40,000,000
Number of semi-annual installments | day																24
Amended and restated term loan
Debt instrument semi annual payments		$ 700,000
Revolving debt facility
Line of credit facility maximum borrowing capacity					200,000,000
Proceeds from line of credit				$ 100,000,000	$ 150,000,000
Loss on extinguishment of debt	$ 10,000,000
Amended revolving debt facility
Debt Instrument face amount			37,500,000									$ 37,500,000
Amended revolving debt facility | 13 Weekly Draw
Proceeds from previous weekly draw			2,900,000
Amended revolving debt facility | 4 Weekly Draw
Proceeds from previous weekly draw			$ 9,400,000
Minimum | Line of Credit | Equipment Loan Agreement
Variable interest rate						12.25%
Minimum | Revolving debt facility
Maturity dates					8 days
Maximum | Line of Credit | Equipment Loan Agreement
Variable interest rate						12.50%
Maximum | Revolving debt facility
Maturity dates					364 days